Events (Unaudited) Subsequent to the Date of the Independent Auditors Report (Details)	Sep. 30, 2024 USD ($) D shares	Sep. 25, 2024 USD ($)	Jun. 18, 2024 USD ($) payment shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Events (Unaudited) Subsequent to the Date of the Independent Auditors Report
Deposit to vendors			$ 50,000
Promissory note balance	$ 102,923,633			$ 88,996,117	$ 72,878,591
Subsequent event
Events (Unaudited) Subsequent to the Date of the Independent Auditors Report
Deposit to vendors			$ 50,000
Number of payments | payment			2
Shares issuable to vendors | shares			742,049
Amount payable to affiliates of vendor			$ 161,787
Promissory note balance			$ 7,625,000
Interest rate		9.00%
Maximum permitted indebtedness		$ 20,000,000
Subsequent event | Steele senior secured term loan
Events (Unaudited) Subsequent to the Date of the Independent Auditors Report
Promissory note balance		$ 3,000,000
Debt term		36 months
Subsequent event | Seaport senior secured term loan
Events (Unaudited) Subsequent to the Date of the Independent Auditors Report
Promissory note balance		$ 14,296,909
Debt term		60 months
Subsequent event | Mars
Events (Unaudited) Subsequent to the Date of the Independent Auditors Report
Number of days , shares not redeemed eligible to receive extra shares | D	90
Number of extra shares to be received | shares	2